Per Share Data (Notes) - Q1	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Per Share Data
6.	Per Share Data

The Company incurred losses for the three months ended March 31, 2016 and 2015 and as a result, equity instruments are excluded from the calculation of diluted earnings (loss) per share as the effect of such shares is anti-dilutive. The weighted average number of equity instruments excluded consist of:

	Three months ended March 31,
	2016	2015
Stock Options	1,895,571	2,108,967
Stock-Settled Stock Appreciation Rights	361,647	372,114
Restricted Stock Units	638,045 (1)	1,161,666 (2)
Other	—	250,000

The appreciation of each stock-settled stock appreciation right was capped at a determined maximum value. As a result, the weighted average number shown in the table above for stock-settled stock appreciation rights reflects the weighted average maximum number of shares that could be issued.

(1)	Includes 363,337 restricted stock units that have vested but not been converted into common stock.
(2)	Includes 480,000 restricted stock units that have vested but have not converted into common stock.